Income taxes - Deferred income taxes (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Net operating loss carryforwards	€ 789	€ 1,339
Intangible assets, net	18	0
Operating lease liability	14,776	14,705
Other long-term liabilities	40	33
Deferred tax assets (gross)	15,623	16,077
Less valuation allowance	(789)	(1,339)
Subtotal	14,834	14,738
Offsetting	(14,834)	(14,738)
Deferred tax assets	0	0
Deferred tax liabilities:
Prepaid expense and other current assets	328	437
Intangible assets, net	13,913	23,332
Property and equipment	1,946	2,108
Operating lease right-of-use assets	15,241	15,185
Accrued expenses and other current liabilities	148	160
Other long-term liabilities	0	18
Other	56	47
Subtotal	31,632	41,287
Offsetting	(14,834)	(14,738)
Deferred tax liabilities	€ 16,798	€ 26,549